Summary of Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared using the accrual method of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value, except for the group annuity contract which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Purchases and sales of securities are recorded on a trade-date basis. Interest and dividend income is recorded on the accrual basis. Net appreciation in fair value includes the Plan's gains and losses on investments purchased and sold as well as held during the year. See Note 3 for discussion of fair value measurements.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Benefits Paid	Benefits Paid Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

The Plan’s expenses are paid either by the Plan or the Bank, as provided by the Plan document. Expenses that are paid directly by the Bank are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying statement of changes in net assets available for benefits. In addition, certain investment-related expenses are included in net appreciation of fair value of investments presented in the accompanying statement of changes in net assets available for benefits.